Related-party balances and transactions (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues	R$ 6,560,246	R$ 5,698,369
Revenue From Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	162,966	186,144
Payments From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Revenues	(167,612)	(186,205)
Payment Received From Reimbursement [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (52,593)	R$ (47,816)